Supplement, dated March 29, 2005, to the
                         Prospectus, dated May 3, 2004,
         of Seligman Time Horizon/Harvester Series, Inc. (the "Series")
                                on behalf of its
                          Seligman Time Horizon 30 Fund
                          Seligman Time Horizon 20 Fund
                          Seligman Time Horizon 10 Fund
                             Seligman Harvester Fund
                           (collectively, the "Funds")

To the extent noted, this supplement supersedes and replaces certain sections of the Supplement dated September 21, 2004.

The following paragraph is inserted immediately above the chart on page 10 of the Prospectus with the caption "Time Horizon 30 Fund Annual Operating Expenses".

With respect to the 12b-1 fees, under each Fund's 12b-1 Plan, each Fund is authorized to pay 12b-1 fees equal to 0.25% for Class A shares and 1.00% for Class B shares, Class C shares and Class D shares. In addition, the Class A shares of the Underlying Funds in which each Fund will invest impose a 12b-1 fee of up to 0.25%. To avoid any duplication of the 12b-1 fees, the 12b-1 fees payable by each class of shares of a Fund will be reduced by an amount equal to the 12b-1 fees paid by the Class A shares of the Underlying Funds. The net amount is shown in the tables below.

The charts on pages 10 and 11 of the Prospectus under the captions "Time Horizon 30 Fund Annual Operating Expenses", "Time Horizon 20 Fund Annual Operating Expenses", "Time Horizon 10 Fund Annual Operating Expenses" and "Harvester Fund Annual Operating Expenses" are hereby deleted in their entirety and replaced with the following:

Time Horizon 30 Fund Annual Operating Expenses
(as a percentage of average net assets)

Fees and Expenses                          Class A   Class B   Class C   Class D
--------------------------------------------------------------------------------
Management Fees                              0.10%    0.10%     0.10%     0.10%
Distribution and/or Service (12b-1) Fees     0.01     0.76      0.76      0.76
Other Expenses(2)                            1.11     1.11      1.11      1.11
--------------------------------------------------------------------------------
Total Gross Operating Expenses(1)            1.22     1.97      1.97      1.97
----------
(1)  Less:  Fee waiver and/or
Expense Reimbursement                       (0.81)   (0.81)    (0.81)    (0.81)
--------------------------------------------------------------------------------
Total Net Operating Expenses (after
Fee waiver and/or reimbursement)             0.41     1.16      1.16      1.16
--------------------------------------------------------------------------------

(2) Beginning April 1, 2005 through December 31, 2006, the Manager has contractually undertaken to waive its management fee and/or reimburse the Fund's expenses to the extent that the sum of the "management fee" plus "other expenses" (but not any 12b-1 fees) exceeds 0.40% per annum of the Fund's average daily net assets. From January 1, 2007 though December 31, 2010, the Manager has contractually undertaken to waive its management fee and/or to reimburse the Fund's expenses to the extent that the sum of the "management fee" plus "other expenses" (but not any 12b-1 fees) exceeds 0.75% per annum of the Fund's average daily net assets. Certain expenses, including custodian expenses, registrar and transfer agent expenses, Directors' fees, legal and audit fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by the Underlying Funds. An investor can avoid these expenses at the Fund level by investing directly in the Underlying Funds.

Time Horizon 20 Fund Annual Operating Expenses
(as a percentage of average net assets)

Fees and Expenses                          Class A   Class B   Class C   Class D
--------------------------------------------------------------------------------
Management Fees                              0.10%    0.10%     0.10%     0.10%
Distribution and/or Service (12b-1) Fees     0.00     0.75      0.75      0.75
Other Expenses(2)                            0.65     0.65      0.65      0.65
--------------------------------------------------------------------------------
Total Gross Operating Expenses(1)            0.75     1.50      1.50      1.50
---------------------
(1)  Less:  Fee waiver and/or
Expense Reimbursement                       (0.35)   (0.35)    (0.35)    (0.35)
--------------------------------------------------------------------------------
Total Net Operating Expenses (after
Fee waiver and/or reimbursement)             0.40     1.15      1.15      1.15
--------------------------------------------------------------------------------

(2) Beginning April 1, 2005 through December 31, 2006, the Manager has contractually undertaken to waive its management fee and/or reimburse the Fund's expenses to the extent that the sum of the "management fee" plus "other expenses" (but not any 12b-1 fees) exceeds 0.40% per annum of the Fund's average daily net assets. From January 1, 2007 though December 31, 2010, the Manager has contractually undertaken to waive its management fee and/or to reimburse the Fund's expenses to the extent that the sum of the "management fee" plus "other expenses" (but not any 12b-1 fees) exceeds 0.75% per annum of the Fund's average daily net assets. Certain expenses, including custodian expenses, registrar and transfer agent expenses, Directors' fees, legal and audit fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by the Underlying Funds. An investor can avoid these expenses at the Fund level by investing directly in the Underlying Funds.

Time Horizon 10 Fund Annual Operating Expenses
(as a percentage of average net assets)

Fees and Expenses                          Class A   Class B   Class C   Class D
--------------------------------------------------------------------------------
Management Fees                              0.10%    0.10%     0.10%     0.10%
Distribution and/or Service (12b-1) Fees     0.00     0.75      0.75      0.75
Other Expenses(2)                            0.60     0.60      0.60      0.60
--------------------------------------------------------------------------------
Total Gross Operating Expenses(1)            0.70     1.45      1.45      1.45
----------
(1)  Less:  Fee waiver and/or
Expense Reimbursement                       (0.45)   (0.45)    (0.45)    (0.45)
--------------------------------------------------------------------------------
Total Net Operating Expenses (after
Fee waiver and/or reimbursement)             0.25     1.00      1.00      1.00
--------------------------------------------------------------------------------

(2) Beginning April 1, 2005 through December 31, 2006, the Manager has contractually undertaken to waive its management fee and/or reimburse the Fund's expenses to the extent that the sum of the "management fee" plus "other expenses" (but not any 12b-1 fees) exceeds 0.25% per annum of the Fund's average daily net assets. From January 1, 2007 though December 31, 2010, the Manager has contractually undertaken to waive its management fee and/or to reimburse the Fund's expenses to the extent that the sum of the "management fee" plus "other expenses" (but not any 12b-1 fees) exceeds 0.75% per annum of the Fund's average daily net assets. Certain expenses, including custodian expenses, registrar and transfer agent expenses, Directors' fees, legal and audit fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by the Underlying Funds. An investor can avoid these expenses at the Fund level by investing directly in the Underlying Funds.

Harvester Fund Annual Operating Expenses
(as a percentage of average net assets)

Fees and Expenses                          Class A   Class B   Class C   Class D
--------------------------------------------------------------------------------
Management Fees                              0.10%    0.10%     0.10%     0.10%
Distribution and/or Service (12b-1) Fees     0.00     0.75      0.75      0.75
Other Expenses(2)                            0.69     0.69      0.69      0.69
--------------------------------------------------------------------------------
Total Gross Operating Expenses(1)            0.79     1.54      1.54      1.54
---------------------
(1)  Less:  Fee waiver and/or
Expense Reimbursement                       (0.54)   (0.54)    (0.54)    (0.54)
--------------------------------------------------------------------------------
Total Net Operating Expenses (after
Fee waiver and/or reimbursement)             0.25     1.00      1.00      1.00
--------------------------------------------------------------------------------

(2) Beginning April 1, 2005 through December 31, 2006, the Manager has contractually undertaken to waive its management fee and/or reimburse the Fund's expenses to the extent that the sum of the "management fee" plus "other expenses" (but not any 12b-1 fees) exceeds 0.25% per annum of the Fund's average daily net assets. From January 1, 2007 though December 31, 2010, the Manager has contractually undertaken to waive its management fee and/or to reimburse the Fund's expenses to the extent that the sum of the "management fee" plus "other expenses" (but not any 12b-1 fees) exceeds 0.75% per annum of the Fund's average daily net assets. Certain expenses, including custodian expenses, registrar and transfer agent expenses, Directors' fees, legal and audit fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by the Underlying Funds. An investor can avoid these expenses at the Fund level by investing directly in the Underlying Funds.

The following supersedes and replaces the corresponding section of the Supplement dated September 21, 2004 with respect to the chart in the first column on page 12 of the Prospectus.

Shareholders in a Fund will bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests, including a 12b-1 fee of up to 0.25% incurred as a result of the Fund's investment in Class A shares of the Underlying Fund. The following table provides the expense ratios for each Underlying Fund (based on the expense ratios reflected in each Underlying Fund's current Annual Report except where noted), including the 12b-1 fee:

                                                             Total Operating
      Underlying Fund Class A Shares                         Expense Ratios
      ----------------------------------------------------------------------
      Seligman Capital Fund                                       1.51%
      ----------------------------------------------------------------------
      Seligman Cash Management Fund                               0.85
      ----------------------------------------------------------------------
      Seligman Common Stock Fund                                  1.28
      ----------------------------------------------------------------------
      Seligman Communications and Information Fund                1.51
      ----------------------------------------------------------------------
      Seligman Emerging Markets Fund                              2.35(1)
      ----------------------------------------------------------------------
      Seligman Frontier Fund                                      1.97(1)
      ----------------------------------------------------------------------
      Seligman Global Smaller Companies Fund                      2.13
      ----------------------------------------------------------------------
      Seligman Growth Fund                                        1.36
      ----------------------------------------------------------------------
      Seligman High-Yield Bond Series                             1.28
      ----------------------------------------------------------------------
      Seligman International Growth Fund                          2.10(1)
      ----------------------------------------------------------------------
      Seligman Investment Grade Fixed Income Fund                 1.25
      ----------------------------------------------------------------------
      Seligman Large-Cap Value Fund                               1.62
      ----------------------------------------------------------------------
      Seligman LaSalle Monthly Dividend Real Estate Fund          1.79
      ----------------------------------------------------------------------
      Seligman Smaller-Cap Value Fund                             1.75
      ----------------------------------------------------------------------
      Seligman U.S. Government Securities Series                  1.31
      ----------------------------------------------------------------------

(1) Expense ratios as reflected in each Underlying Fund's current Prospectus. Such expense ratios reflect contractual reimbursements recently undertaken by the Manager.

The following supersedes and replaces the corresponding section of the Supplement dated September 21, 2004 with respect to the chart in the second column on page 12 of the Prospectus.

After combining the total net operating expenses of each Fund with the weighted average of the total operating expense ratios of the Underlying Funds in which it was invested at December 31, 2004, the total annual weighted average expense ratios of each class of shares of each Fund (calculated as a percentage of average net assets) for the period ended December 31, 2004 were as follows:

                                        Class A    Class B    Class C    Class D
      --------------------------------------------------------------------------
      Seligman Time Horizon 30 Fund      2.23%      2.98%      2.98%       2.98%
      --------------------------------------------------------------------------
      Seligman Time Horizon 20 Fund      2.20       2.95       2.95        2.95
      --------------------------------------------------------------------------
      Seligman Time Horizon 10 Fund      1.94       2.69       2.69        2.69
      --------------------------------------------------------------------------
      Seligman Harvester Fund            1.76       2.51       2.51        2.51
      --------------------------------------------------------------------------

The following supersedes and replaces the corresponding section of the Supplement dated September 21, 2004 with respect to the chart on page 13 of the Prospectus under the caption "Examples of Each Fund's Expenses".

These examples are intended to help you compare the costs of investing in each Fund with the costs of investing in other mutual funds. They assume (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, (3) each Fund's operating expense ratio (including the management fee) includes the indirect expenses of the Underlying Funds and reflects the contractual fee waiver/expense reimbursement in effect through December 31, 2010 as described on pages 10 and 11 of this Prospectus, and (4) the Manager has contractually undertaken to reimburse expenses of certain Underlying Funds. The effect of contractual reimbursements and fee waivers (as well as the expiration thereof) applicable to each Fund and the Underlying Funds is reflected in the examples. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Time Horizon 30 Fund

                         1 Year         3 Years         5 Years         10 Years
                         ------         -------         -------         --------
      Class A             $691          $1,198          $1,765           $3,510
      --------------------------------------------------------------------------
      Class B             801            1,282           1,920            3,708+
      --------------------------------------------------------------------------
      Class C             497            1,072           1,803            3,935
      --------------------------------------------------------------------------
      Class D             401              982           1,720            3,874
      --------------------------------------------------------------------------

If you do not sell your shares at the end of each period, your cost would be:

                         1 Year         3 Years         5 Years         10 Years
                         ------         -------         -------         --------
      Class A             $691          $1,198          $1,765           $3,510
      --------------------------------------------------------------------------
      Class B              301             982           1,720            3,708+
      --------------------------------------------------------------------------
      Class C              398           1,072           1,803            3,935
      --------------------------------------------------------------------------
      Class D              301             982           1,720            3,874
      --------------------------------------------------------------------------

Time Horizon 20 Fund

                         1 Year         3 Years         5 Years         10 Years
                         ------         -------         -------         --------
      Class A             $687          $1,192          $1,758           $3,293
      --------------------------------------------------------------------------
      Class B              798           1,276           1,914            3,494+
      --------------------------------------------------------------------------
      Class C              494           1,066           1,797            3,727
      --------------------------------------------------------------------------
      Class D              398             976           1,714            3,663
      --------------------------------------------------------------------------

If you do not sell your shares at the end of each period, your cost would be:

                         1 Year         3 Years         5 Years         10 Years
                         ------         -------         -------         --------
      Class A             $687          $1,192          $1,758           $3,293
      --------------------------------------------------------------------------
      Class B              298             976           1,714            3,494+
      --------------------------------------------------------------------------
      Class C              395            1,066          1,797            3,727
      --------------------------------------------------------------------------
      Class D              298             976           1,714            3,663
      --------------------------------------------------------------------------

Time Horizon 10 Fund

                         1 Year         3 Years         5 Years         10 Years
                         ------         -------         -------         --------
      Class A             $663          $1,126          $1,656           $3,104
      --------------------------------------------------------------------------
      Class B              772           1,207           1,811            3,307+
      --------------------------------------------------------------------------
      Class C              469             999           1,695            3,545
      --------------------------------------------------------------------------
      Class D              372             907           1,611            3,479
      --------------------------------------------------------------------------

If you do not sell your shares at the end of each period, your cost would be:

                         1 Year         3 Years         5 Years         10 Years
                         ------         -------         -------         --------
      Class A             $663          $1,126          $1,656           $3,104
      --------------------------------------------------------------------------
      Class B              272             907           1,611            3,307+
      --------------------------------------------------------------------------
      Class C              370             999           1,695            3,545
      --------------------------------------------------------------------------
      Class D              272             907           1,611            3,479
      --------------------------------------------------------------------------

Harvester Fund

                         1 Year         3 Years         5 Years         10 Years
                         ------         -------         -------         --------
      Class A             $646          $1,089          $1,609           $3,048
      --------------------------------------------------------------------------
      Class B              754           1,170           1,762            3,251+
      --------------------------------------------------------------------------
      Class C              451             961           1,647            3,492
      --------------------------------------------------------------------------
      Class D              354             870           1,562            3,425
      --------------------------------------------------------------------------

If you do not sell your shares at the end of each period, your cost would be:

                         1 Year         3 Years         5 Years         10 Years
                         ------         -------         -------         --------
      Class A             $646          $1,089          $1,609           $3,048
      --------------------------------------------------------------------------
      Class B              254             870           1,562            3,251+
      --------------------------------------------------------------------------
      Class C              352             961           1,647            3,492
      --------------------------------------------------------------------------
      Class D              254             870           1,562            3,425
      --------------------------------------------------------------------------

----------
+ Class B shares will automatically convert to Class A shares approximately eight years after purchase.


                                       6